Share Capital	12 Months Ended
Dec. 31, 2017
Share Capital
Share Capital

11. Share Capital

        GasLog's authorized share capital consists of 500,000,000 shares with a par value $0.01 per share.

        As of December 31, 2017, the share capital consisted of 80,717,885 issued and outstanding common shares, par value $0.01 per share, 275,241 treasury shares issued and held by GasLog and 4,600,000 Preference Shares issued and outstanding (December 31, 2016: 80,561,353 issued and outstanding common shares, par value $0.01 per share, 431,773 treasury shares issued and held by GasLog and 4,600,000 Preference Shares issued and outstanding). The movements in the number of shares, the share capital, the Preference Shares, the contributed surplus and the treasury shares are reported in the following table:

	Number of Shares			Amounts
	Number of common shares	Number of treasury shares	Number of Preference Shares	Share capital	Preference Shares	Contributed surplus	Treasury shares
Outstanding as of January 1, 2015	80,493,126	500,000	—	810	—	923,470	(12,576)
Issuance of Preference Shares (Note 4)	—	—	4,600,000	—	46	110,607	—
Dividends declared deducted from Contributed surplus due to accumulated deficit	—	—	—	—	—	(13,785)	—
Treasury shares distributed for awards vested or exercised in the year	3,373	(3,373)	—	—	—	—	85

Outstanding as of December 31, 2015	80,496,499	496,627	4,600,000	810	46	1,020,292	(12,491)

Dividends declared deducted from Contributed surplus due to accumulated deficit	—	—	—	—	—	(53,318)	—
Treasury shares distributed for awards vested or exercised in the year	64,854	(64,854)	—	—	—	—	1,630

Outstanding as of December 31, 2016	80,561,353	431,773	4,600,000	810	46	966,974	(10,861)

Dividends declared deducted from Contributed surplus due to accumulated deficit	—	—	—	—	—	(55,208)	—
Treasury shares distributed for awards vested or exercised in the year	156,532	(156,532)	—	—	—	—	3,901

Outstanding as of December 31, 2017	80,717,885	275,241	4,600,000	810	46	911,766	(6,960)